Exit Costs and Impairments - Pre-tax Restructuring Charges (Details) - 2022 Restructuring Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 6,948	$ 5,003
Restructuring Charges, Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag		Total restructuring charges	Total restructuring charges
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	$ 391
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of sales	Cost of sales
Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 6,948	$ 4,612
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Restructuring, acquisition, integration and other, net	Restructuring, acquisition, integration and other, net